Organization and Description of Business	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Organization and Description of Business [Abstract]
ORGANIZATION AND DESCRIPTION OF BUSINESS
1.	ORGANIZATION AND DESCRIPTION OF BUSINESS

BlockchAIn Digital Infrastructure, Inc. (the “Company” or “BlockchAIn” or “we”) is a Delaware corporation formed as a holding company. The Company operates through its wholly owned subsidiary, One Blockchain LLC (“One Blockchain” or “OBC”), which is engaged in data center operations and digital asset infrastructure services. One Blockchain primarily operates a high-performance computing facility in Spartanburg County, South Carolina, providing power infrastructure, hosting services, and equipment leasing to customers engaged in blockchain computing, artificial intelligence (“AI”), and high-performance data processing.

The Company’s core operations include hosting services, and leasing space, power capacity, and equipment within its data center facility to customers requiring computing power.

On May 27, 2025, the Company entered into a Business Combination Agreement (“BCA”) with Signing Day Sports, Inc. (“SGN” or “Signing Day Sports”), One Blockchain, and the other parties thereto, as amended on November 10, 2025, and as further amended on December 22, 2025.

Effective March 16, 2026 (the “transaction date”), the Company and SGN announced the successful completion of the business combination under the previously announced BCA. Under the BCA the Company is now the parent entity of both SGN and One Blockchain. The Company commenced trading on NYSE American on March 17, 2026, under the ticker symbol “AIB”. For additional details regarding the acquisition and the fair value measurements, refer to “Note 4 - Business Combination and Control Obtained by a Related Party.” See Note 11 - Commitments and Contingencies.

On September 5, 2025, One Blockchain formed a wholly owned subsidiary, One Blockchain Nolan LLC, to support the expansion of its operations into the Texas market. The One Blockchain Nolan LLC subsidiary is now a sub-subsidiary (wholly owned by One Blockchain, which is wholly owned by BlockchAIn). The sub-subsidiary is expected to facilitate the development of new data center infrastructure.

1.	ORGANIZATION AND DESCRIPTION OF BUSINESS

BlockchAIn Digital Infrastructure, Inc. (the ‘Company’ or ‘BlockchAIn’) is a Delaware corporation formed as a holding company. The Company operates through its wholly owned subsidiary, One Blockchain LLC (‘One Blockchain’ or ‘OBC’), which is engaged in data center operations and digital asset infrastructure services. One Blockchain primarily operates a high-performance computing facility in Spartanburg County, South Carolina, providing power infrastructure, hosting services, and equipment leasing to customers engaged in blockchain computing, artificial intelligence (“AI”), and high-performance data processing.

The Company’s core operations include hosting services, and leasing space, power capacity, and equipment within its data center facility to customers requiring computing power.

Effective May 19, 2025, the subsidiary legally changed its name from BV Power Alpha LLC to One Blockchain LLC. This change was made to reflect the Company’s evolving strategic focus and branding. The name change is administrative in nature and does not have a material impact on the Company’s financial position, results of operations, or cash flows.

On May 27, 2025, the Company entered into a Business Combination Agreement (“BCA”) with Signing Day Sports, Inc. (“SGN”), as amended on November 10, 2025, and as further amended on December 22, 2025. On July 11, 2025, the Company announced that One Blockchain had confidentially submitted a draft registration statement on Form S-4 (the “Registration Statement”) to the U.S. Securities and Exchange Commission (“SEC”).

Effective March 16, 2026 (“the transaction date”), the Company and SGN announced the successful completion of the business combination under the previously announced BCA. Under the BCA the Company is now the parent entity of both SGN and One Blockchain. The Company commenced trading on NYSE American on March 17, 2026, under the ticker symbol “AIB”. See Note 11 - Commitments and Contingencies.

On September 5, 2025, One Blockchain formed a wholly owned subsidiary, One Blockchain Nolan LLC, to support the expansion of its operations into the Texas market. The One Blockchain Nolan LLC subsidiary is now a sub-subsidiary (wholly owned by One Blockchain, which is wholly owned by BlockchAIn). The sub-subsidiary is expected to facilitate the development of new data center infrastructure.